Effect of Derivative Instruments on Consolidated Statements of Income (Detail) - Cash Flow Hedging - Foreign Exchange Contract - Other Nonoperating Income Expense - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in OCI (effective portion)	¥ 52	¥ (3,309)	¥ (12,145)
Gain (loss) reclassified from accumulated OCI into income (effective portion)	(4,217)	(3,260)	(15,387)
Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)	¥ (131)	¥ (145)	¥ (111)